UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31/08

Date of reporting period:	06/30/08

Item 1. Reports to Stockholders.

June 30, 2008

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Supplemental Information

Proxy Voting and Form N-Q Information	19

Expense Examples	20

Portfolio Holdings	21

Trustee and Officer Information	22

The Funds are distributed by Victory Capital Advisers Inc., which is an affiliate with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

2008 began in very disappointing fashion with negative returns in all major market indices and the near-term outlook for the equity market remains challenging. The slowdown in domestic economic growth has accelerated and turmoil in the credit market continues. The consumer continues to be squeezed by the combination of eroding home equity values, lower stock prices, higher energy and food prices, and rising unemployment. Rising headline inflation, declining earnings, and continued elevated market volatility round out the litany of issues facing investors.

Swift and creative action by the Federal Reserve and an economic stimulus plan announced by the U.S. Government were not enough to prevent the decline, but did provide some confidence that every attempt is being taken to stabilize markets.

While the short-term outlook for stocks is clouded, underlying investment fundamentals may not be as bad as the headlines suggest. We continue to believe that aggressive fiscal policy, coupled with the diligence of the Federal Reserve, will ultimately stimulate consumer spending and provide the necessary incentives for corporations to continue investing in their businesses. Other positive indications include:

• Traditional government spending is expected to remain healthy

• Consumer Price Index (CPI) increases have been relatively modest

• Earnings growth is expected to turn positive in the second half of the year

• Traditionally the equity market has responded favorably after periods of monetary easing

The real key to our optimistic outlook, however, is the market's valuation. Currently, the S&P 500 Index is trading near the low point of its historical ten-year price-to-earnings ratio. Valuation levels are even more compelling using interest rate based valuation models.

We believe strongly that the market's current valuation should prove rewarding to investors willing to tolerate the near-term challenges. Our expectation is further bolstered by strong growth from the export driven sectors of the economy, which are benefiting from continued strong international economic growth and the weak dollar. Given the weakening economy, slowing earnings growth and ongoing market volatility, the market's tolerance for risk continues to decrease. This should benefit the shares of the higher-quality companies found throughout our portfolios.

Thus, at Victory, we remain positive on the longer term outlook for the equity market, albeit recognizing the near-term risks. We continue to develop solutions responsive to the needs of our markets and aggressively implement our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring.

Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence

Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we extend our thanks to David Brown for his service as President. David resigned as President of the Victory Variable Insurance Funds in conjunction with his appointment to the Victory Variable Insurance Funds' Board of Trustees. We also welcome two new Trustees, Thomas Bunn and John Kelly. We continue to appreciate the confidence of our shareholders in the Victory Variable Insurance Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

Michael Policarpo II

President
The Victory Variable Insurance Funds

The Victory Variable Insurance Funds  Schedule of Portfolio Investments
Diversified Stock Fund  June 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (2.4%)
International Lease Finance Corp., 3.04% (a), 7/1/08	$1,160	$1,160
Total Commercial Paper (Amortized Cost $1,160)		1,160
Common Stocks (98.1%)
Aluminum (1.8%):
Alcoa, Inc.	24,100	858
		858
Banks (5.1%):
Bank of America Corp.	36,800	878
JPMorgan Chase & Co.	33,746	1,158
Wells Fargo Co.	19,200	456
		2,492
Beverages (6.3%):
Coca-Cola Co.	17,700	920
Diageo PLC, ADR	13,300	982
PepsiCo, Inc.	18,081	1,150
		3,052
Biotechnology (4.7%):
Amgen, Inc. (b)	19,900	939
Genentech, Inc. (b)	17,881	1,357
		2,296
Brokerage Services (2.7%):
Charles Schwab Corp.	63,490	1,304
		1,304
Building Materials (0.6%):
USG Corp. (b)	10,361	306
		306
Chemicals (0.9%):
PPG Industries, Inc.	7,422	426
		426
Computers & Peripherals (4.7%):
Apple Computer, Inc. (b)	3,000	502
Cisco Systems, Inc. (b)	14,500	337
EMC Corp. (b)	96,900	1,424
		2,263
Cosmetics & Toiletries (2.6%):
Estee Lauder Cos., Class A	11,065	514
Procter & Gamble Co.	12,754	776
		1,290

See notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued
Diversified Stock Fund  June 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Electronics (1.7%):
General Electric Co.	30,300	$809
		809
Engineering (0.9%):
Foster Wheeler Ltd. (b)	6,072	444
		444
Financial Services (0.6%):
Citigroup, Inc.	17,700	297
		297
Home Builders (0.4%):
Toll Brothers, Inc. (b)	10,381	194
		194
Insurance (0.4%):
American International Group, Inc.	6,942	184
		184
Internet Business Services (1.1%):
Google, Inc., Class A (b)	1,000	526
		526
Internet Service Provider (0.8%):
Yahoo!, Inc. (b)	19,548	404
		404
Investment Companies (1.8%):
Invesco Ltd.	20,963	503
The Blackstone Group LP	21,900	399
		902
Manufacturing — Diversified (2.6%):
Eaton Corp.	3,300	281
Siemens AG, Sponsored ADR	9,000	991
		1,272
Manufacturing — Miscellaneous (2.0%):
3M Co.	14,000	974
		974
Mining (5.7%):
Barrick Gold Corp.	23,495	1,069
Newmont Mining Corp.	32,400	1,690
		2,759
Oil & Gas Exploration — Production & Services (3.8%):
Chesapeake Energy Corp.	22,700	1,497
XTO Energy, Inc.	5,031	345
		1,842

See notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued
Diversified Stock Fund  June 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oil Companies — Integrated (5.2%):
Exxon Mobil Corp.	19,000	$1,674
Hess Corp.	6,700	846
		2,520
Oilfield Services & Equipment (11.9%):
BJ Services Co.	19,600	626
Halliburton Co.	40,300	2,139
National-Oilwell Varco, Inc. (b)	8,400	745
Schlumberger Ltd.	21,259	2,284
		5,794
Pharmaceuticals (6.2%):
Johnson & Johnson	23,100	1,487
Merck & Co., Inc.	40,600	1,530
		3,017
Radio & Television (1.5%):
Comcast Corp., Class A	37,400	710
		710
Restaurants (0.4%):
Starbucks Corp. (b)	13,300	209
		209
Retail — Department Stores (0.3%):
Kohl's Corp. (b)	3,486	140
		140
Retail — Drug Stores (2.6%):
CVS Caremark Corp.	32,000	1,266
		1,266
Retail — Specialty Stores (1.7%):
Lowe's Cos., Inc.	26,600	552
Tiffany & Co.	6,216	253
		805
Semiconductors (6.5%):
Intel Corp.	85,542	1,837
Maxim Integrated Products, Inc.	22,744	481
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	79,363	866
		3,184
Software & Computer Services (3.7%):
Microsoft Corp.	65,700	1,807
		1,807
Utilities — Electric (4.8%):
Exelon Corp.	16,923	1,522
Public Service Enterprise Group, Inc.	17,906	823
		2,345

See notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued
Diversified Stock Fund  June 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities — Telecommunications (2.1%):
Nortel Networks Corp. (b)	1	$0	(c)
Verizon Communications, Inc.	28,824	1,020
		1,020
Total Common Stocks (Cost $46,540)		47,711
Total Investments (Cost $47,700) — 100.5%		48,871
Liabilities in excess of other assets — (0.5)%		(267)
NET ASSETS — 100.0%		$48,604

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  Rounds to less than $1,000.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

  Statement of Assets and Liabilities
The Victory Variable Insurance Funds   June 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Diversified Stock Fund
ASSETS:
Investments, at value (Cost $47,700)	$48,871
Cash	50
Dividends receivable	29
Receivable for capital shares issued	24
Receivable for investments sold	402
Prepaid expenses	1
Total Assets	49,377
LIABILITIES:
Payable for investments purchased	591
Payable for capital shares redeemed	112
Accrued expenses and other payables:
Investment advisory fees	12
Administration fees	4
Accounting fees	1
Transfer agent fees	1
Trustee fees	—	(a)
Contract owner fees	19
12b-1 fees	10
Other accrued expenses	23
Total Liabilities	773
NET ASSETS:
Capital	41,917
Distributions in excess of net investment income	(12)
Accumulated net realized gains from investments	5,528
Net unrealized appreciation on investments	1,171
Net Assets	$48,604
Shares (unlimited number of shares authorized with a par value of 0.001 per share)	3,950
Net asset value, offering price & redemption price per share	$12.30

(a)  Rounds to less than $1,000.

See notes to financial statements.

  Statement of Operations
The Victory Variable Insurance Funds  For the Six Months Ended June 30, 2008

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest income	$9
Dividend income	405
Total Income	414
Expenses:
Investment advisory fees	72
Administration fees	22
Contract owner fees — Class A Shares	59
12b-1 fees — Class A Shares	60
Accounting fees	3
Custodian fees	11
Transfer agent fees	5
Trustees' fees	2
Legal and audit fees	36
Other expenses	12
Total Expenses	282
Net Investment Income	132
Realized/Unrealized Losses from Investment Transactions:
Net realized losses from investment transactions	(1,294)
Net change in unrealized appreciation/depreciation on investments	(2,296)
Net realized/unrealized losses from investments	(3,590)
Change in net assets resulting from operations	$(3,458)

See notes to financial statements.

The Victory Variable Insurance Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$132	$299
Net realized gains (losses) from investment transactions	(1,294)	6,911
Net change in unrealized appreciation/depreciation on investments	(2,296)	(2,294)
Change in net assets resulting from operations	(3,458)	4,916
Distributions to Shareholders:
From net investment income	(138)	(337)
From net realized gains	—	(4,147)
Change in net assets resulting from distributions to shareholders	(138)	(4,484)
Change in net assets from capital transactions	(639)	2,537
Change in net assets	(4,235)	2,969
Net Assets:
Beginning of period	52,839	49,870
End of period	$48,604	$52,839
Distributions in excess of net investment income	$(12)	$(6)
Capital Transactions:
Proceeds from shares issued	$4,984	$8,780
Dividends reinvested	138	4,484
Cost of shares redeemed	(5,761)	(10,727)
Change in net assets from capital transactions	$(639)	$2,537
Share Transactions:
Issued	403	655
Reinvested	11	338
Redeemed	(469)	(799)
Change in shares	(55)	194

See notes to financial statements.

The Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$13.19	$13.09	$11.92	$10.97	$10.06	$7.48
Investment Activities:
Net investment income	0.04	0.08	0.04	0.02	0.06	0.03
Net realized and unrealized gains (losses) on investments	(0.89)	1.23	1.53	0.94	0.91	2.58
Total from Investment Activities	(0.85)	1.31	1.57	0.96	0.97	2.61
Distributions:
Net investment income	(0.04)	(0.09)	(0.04)	(0.01)	(0.06)	(0.03)
Net realized gains from investments	—	(1.12)	(0.36)	—	—	—
Total Distributions	(0.04)	(1.21)	(0.40)	(0.01)	(0.06)	(0.03)
Net Asset Value, End of Period	$12.30	$13.19	$13.09	$11.92	$10.97	$10.06
Total Return (a)	(6.48)%	9.95%	13.68%	8.75%	9.67%	34.97%
Ratios/Supplemental Data:
Net assets at end of period (000)	$48,604	$52,839	$49,870	$40,646	$27,823	$22,215
Ratio of expenses to average net assets (b)	1.17%	1.24%	1.12%	1.40%	1.50%	1.50%
Ratio of net investment income to average net assets (b)	0.55%	0.57%	0.33%	0.15%	0.65%	0.35%
Ratio of expenses to average net assets (b) (c)	1.17%	1.24%	1.12%	1.47%	1.76%	1.70%
Ratio of net investment income to average net assets (b) (c)	0.55%	0.57%	0.33%	0.08%	0.39%	0.15%
Portfolio turnover	61%	104%	107%	83%	103%	97%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

  Notes to Financial Statements
The Victory Variable Insurance Funds  June 30, 2008

  (Unaudited)

1.  Organization:

The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware statutory trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of one fund: the Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. Sales of shares of the Fund may only be made to separate accounts of various life insurance companies. The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standard:

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ('SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities". SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Effective January 1, 2008, the Fund began applying the standard established under SFAS No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used

  Notes to Financial Statements — continued
The Victory Variable Insurance Funds  June 30, 2008

  (Unaudited)

to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008 (amounts in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Diversified Stock Fund	$47,711	$—	$1,160	$—	$—	$—	$48,871	$—

*Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as options, which are valued at the unrealized appreciation / (depreciation) on the investment.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Financial Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at

  Notes to Financial Statements — continued
The Victory Variable Insurance Funds  June 30, 2008

  (Unaudited)

least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statement of assets and liabilities. As of June 30, 2008, the Fund had no outstanding "when-issued" purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund limits its securities lending activity to 33 1/3% of its total assets. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments.

Under guidelines established by the Board, the Fund must receive loan collateral from the borrower (maintained at KeyBank) in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by the corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

As of June 30, 2008, the Fund had no outstanding securities on loan.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund complies with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized,

  Notes to Financial Statements — continued
The Victory Variable Insurance Funds  June 30, 2008

  (Unaudited)

measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then). FIN 48 did not impact the Fund's net assets or result of operations.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2008 were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$29,244	$29,661	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by VCM, a wholly owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees at an annual rate of 0.30% of the average daily net assets of the Fund. KeyBank, serving as custodian for the Fund, received custodian fees computed at the annual rate of 0.015% of the first $10 billion of the Trust and the Victory Portfolios (the "Trusts") average daily net assets, 0.0113% of the next $2.5 billion of the Trusts' average daily net assets and 0.0025% of the Trusts' average daily net assets greater than $12.5 billion. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing it custody services.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust also reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as transfer agent for the Fund. Under the terms of the Transfer Agent Agreement, Citi receives a complex level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts in excess of $20 billion. In addition, the Trust reimburses Citi for out-of-pocket expenses incurred in providing it transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

  Notes to Financial Statements — continued
The Victory Variable Insurance Funds  June 30, 2008

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Pursuant to the Trust's Distribution and Service Plan, the Fund pays the Distributor a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor may pay a 12b-1 fee to life insurance companies for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Fund, which services are not otherwise provided by life insurance companies and paid for with fees charged by life insurance companies.

The Fund has adopted a form of Contract Owner Administrative Services Agreement. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Fund, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A shares of the Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Fund may enter into these agreements with KeyBank and its affiliates, and with other financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)

The Adviser, Citi, the Distributor, or other service providers may waive or reimburse fees to assist the Fund in maintaining a competitive expense ratio. Waivers and reimbursements of any kind are not available to be recouped at a future time.

The Adviser has agreed to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

5.  Line of Credit:

The Trust participates in a short-term, demand note "Line of Credit" agreement with KeyCorp. Under the agreement, the Trusts may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the six months ended June 30, 2008, the Trusts paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). The average daily loan outstanding during the six months was $2,299. The average interest rate for the six months was 3.67%. As of June 30, 2008, the Fund had no loans outstanding with KeyCorp.

6.  Federal Income Tax Information:

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$2,838	$1,646	$4,484

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$170	$1,307	$1,477

  Notes to Financial Statements — continued
The Victory Variable Insurance Funds  June 30, 2008

  (Unaudited)

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions paid may differ from the Statements Assets and Liabilities because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Diversified Stock Fund	$2,923	$4,039	$—	$3,321	$10,283

*The difference between the book-basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2008.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Diversified Stock Fund	$47,862	$5,039	$(4,030)	$1,009

7.  Subsequent Events:

Effective July 1, 2008, the custodian fees will be computed at the annual rate of 0.013% of the first $10 billion of the Trusts and the Victory Institutional Funds (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion.

Effective July 9, 2008, the Line of Credit agreement between the Trusts and KeyCorp will also include the Victory Institutional Funds.

On July 15, 2008 there was a special meeting of the shareholders of the Victory Variable Insurance Funds. The purpose of the meeting was to elect eleven individuals to serves as Trustees. A description of the proposal and the number of shares voted it as follows:

To elect eleven Trustees to hold office until their successors are duly elected and qualified.

	AFFIRMATIVE	AGAINST	ABSTAIN
Mr. David Brooks Adcock	3,630,821	—	146,746
Mr. Nigel D. T. Andrews	3,602,351	—	175,216
Ms. E. Lee Beard	3,605,925	—	171,642
Mr. David C. Brown	3,547,386	—	230,181
Mr. Thomas W. Bunn	3,565,666	—	211,901
Ms. Jakki L. Haussler*	3,609,106	—	168,461
Ms. Lyn Hutton	3,654,756	—	122,811
Mr. John L. Kelly	3,601,023	—	176,544
Dr. Thomas F. Morrissey	3,572,507	—	205,060
Ms. Karen F. Shepherd	3,613,397	—	164,170
Mr. Leigh A. Wilson	3,598,082	—	179,485

*Jakki Haussler resigned her position July 22, 2008.

The Victory Variable Insurance Funds  Supplemental Information

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Fund voted proxies related to portfolio securities during the most recent twelve months ended June 30 is available on the Fund's website at www.victoryconnect.com and on the Security and Exchange Commission's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

The Victory Variable Insurance Funds  Supplemental Information — continued

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Expense Examples

As a shareholder of the Fund, you may incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expense Paid During Period* 1/1/08-6/30/08	Expense Ratio During Period** 1/1/08-6/30/08
Diversified Stock Fund	$1,000.00	$935.20	$5.63	1.17%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

The Victory Variable Insurance Funds  Supplemental Information — continued

  (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expense Paid During Period* 1/1/08-6/30/08	Expense Ratio During Period** 1/1/08-6/30/08
Diversified Stock Fund	$1,000.00	$1,019.05	$5.87	1.17%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

Portfolio Holdings

(As a Percentage of Total Investments)

The Victory Variable Insurance Funds  Supplemental Information — continued

  (Unaudited)

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"), and two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, 20 portfolios in The Victory Portfolios and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 56	Trustee	February 2005	General Counsel, Duke University and Duke University Health System (1982-2006).	Hospital Partners of America

Mr. Nigel D. T. Andrews, 61	Vice Chair and Trustee	August 2002	Retired (since 2001).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 56	Trustee	February 2005	President/Owner (since 2003) The Henlee Group; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Lyn Hutton, 58	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003).	None.

Mr. John L. Kelly, 55	Trustee	July 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003).	None.

Dr. Thomas F. Morrissey, 74	Trustee	February 1998	Retired. Professor Emeritus (1970-2004), Weatherhead School of Management, Case Western Reserve University.	None.

The Victory Variable Insurance Funds  Supplemental Information — continued

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Karen F. Shepherd, 67	Trustee	August 2002	Retired. Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments).	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 63	Chair and Trustee	February 1998	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Advisor Funds II (23 portfolios) and Old Insurance series (8 portfolios), Trustee, Old Mutual Funds III (12 portfolios).

Interested Trustees.

Mr. David C. Brown,* 36	Trustee	July 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004).	None.

Mr. Thomas W. Bunn,* 54	Trustee	July 2008	Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of KeyBank's Corporate Finance Group (March 2002-July 2005).	None.

*Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

The Victory Variable Insurance Funds  Supplemental Information — continued

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo II, 33	President	May 2008 (Officer since May 2006)	Managing Director of the Adviser (since July 2005); Vice President of Finance, Gartmore Global (August 2004-July 2005); Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004); Corporate Controller Gartmore Global Investments Inc. (June 2000-August 2003)

Mr. Peter W. Scharich, 43	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006); Managing Director, Strategy, the Adviser (March 2005-January 2006); Chief Financial Officer, the Adviser (September 2002-March 2005).

Mr. Christopher K. Dyer, 46	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 54	Assistant Secretary	February 1998	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 39	Treasurer	May 2006	Senior Vice President, Fund Administration, Citi.

Mr. Michael Donahoe, 43	Anti-Money Laundering Compliance Officer	October 2007	Senior Vice President, Fund Compliance, Citi (since July 2006); Chief Financial Officer and Chief Compliance Officer, Shaker Investments, LLC (August 2002-July 2006).

Mr. Edward J. Veilleux, 64	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) (since 2002)

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

1WF-SEMI-AR 8/08

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.  [If an open-end fund or if the closed end fund has none to report.]

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	August 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	August 12, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	August 12, 2008

* Print the name and title of each signing officer under his or her signature.